Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment	12 Months Ended
Oct. 31, 2023
Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment depreciation period	5 years
Furniture and Fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment depreciation period	5 years
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment depreciation period	10 years